4. DERIVATIVE LIABILITIES	6 Months Ended
Jun. 30, 2015
Quarterly Report
4. DERIVATIVE LIABILITIES

NOTE 4 - DERIVATIVE LIABILITIES

The Company had previously identified conversion features embedded within warrants received in connection with the issuance of convertible debt and, separately, within warrants received in connection with the issuance of common stock. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the second quarter of 2015, the Company and the holders of warrants previously issued as part of our offering in March 2014 with an exercise price of $0.40 agreed to amend the warrants to remove the ratchet provision. This reduced the Company’s derivative liability by $835,593 and increased additional paid in capital by the same amount.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	Warrants with Convertible Debt	Warrants with Issuance of Common Stock	Warrants Issued For Services	Total
Fair value at the commitment date	$87,189	$259,278	$0	$346,467
Fair value mark to market adjustment	429,948	323,293		753,241
Balances as of December 31, 2014	517,137	582,571	0	1,099,708
Fair value at the commitment date - in first quarter 2015	125,708	0	43,704	169,412
Fair value mark to market adjustment	(24,677)	(17,841)	(219)	(42,737)
Balances as of March 31, 2015	618,168	564,730	43,485	1,226,383
Fair value at the commitment date - in second quarter 2015			51,378	51,378
Reclassified to additional paid-in capital due to amendment of agreements.	(618,168)	(273,161)	–	(835,593)
Balances as of June 30, 2015	$0	$291,569	$94,863	$386,432

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of June 30, 2015:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	3-5 years	1.83 – 4.70 years
Risk free interest rate	0.75% - 1.1%	0.89% - 1.35%